22. LOANS, FINANCING AND DEBENTURES (Detaills 5) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Beginning Balance		R$ 14,777
(-) Transaction costs		57
(-) Discount in the issues of securities		(18)
(-) Interest paid in advance		(25)
Ending Balance		2,310		R$ 14,777
Loans, financing and debentures [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance		14,777		14,772	R$ 14,398
Liabilities arising from business combination		10	[1]		163
Initial balance for consolidation purposes		14,787			14,561
Loans and financings obtained		850		4,510	2,996
(-) Transaction costs		(24)		(10)	(16)
(-) Discount in the issues of securities				(23)
(-) Interest paid in advance					10
Financings obtained, net				4,477	2,990
Monetary variation		187		142	134
Exchange rate variation		1,742		226	582
Financial charges provisioned		1,211	[2]	1,250	1,287
Amortization of transaction cost		15		38	33
Financial charges paid		(1,212)		(1,265)	(1,290)
Amortization of financings		(2,531)		(4,883)	(3,527)
Reclassification to "Other obligations"	[3]	(8)
Subtotal		15,017		14,757	14,770
FIC Pampulha: Marketable securities of subsidiary companies		3		20	2
Ending Balance		R$ 15,020		R$ 14,777	R$ 14,772

[1]	Loans arising from business combinations due to the acquisition of the remaining equity interest in Companhia Centroeste de Minas, settled in full in August 2020.
[2]	Withholding income tax on remittance of interest on Eurobonds, in the amount of R$130, was offset against PIS/Pasep and Cofins credits.
[3]	Reclassification to Cemig D's customers (CMM and Serra da Fortaleza).